UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                FORM 12b-25

                        NOTIFICATION OF LATE FILING

                               (Check One):
[ ]Form 10-K; [ ]Form 20-F; [ ]Form 11-K; [X]Form 10-Q; [ ]Form N-SAR

     For Period Ended:                              June 30, 2001

                                                    SEC FILE NUMBER
     [ ]Transition Report on Form 10-K                  0-8301
     [ ]Transition Report on Form 20-F
     [ ]Transition Report on Form 11-K                CUSIP NUMBER
     [ ]Transition Report on Form 10-Q                 381214402
     [ ]Transition Report on Form N-SAR
     For the Transition Period Ended: __________________________________
________________________________________________________________________

Read Attached Instruction Sheet Before Preparing Form. Please Print or
Type.
     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
_______________________________________________________________________

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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Part I--Registrant Information
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     Full Name of Registrant:             Whitemark Homes, Inc.
     Former Name if Applicable:
     Address of Principal Executive
           Office (Street and Number):    650 S. Central Avenue, Suite 1000
           City, State & Zip Code         Oviedo, Florida  32765
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Part II--Rules 12b-25(b) and (c)
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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

       (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

       (b) The subject annual report, semiannual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof will
[X] be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

      (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached, if applicable.
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Part III--Narrative
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State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K,
10-Q, N-SAR or the transition report or portion thereof could not be filed within the prescribed time period. (Attach Extra Sheets if Needed)


We filed our Form 10-Q on August 14, 2001 late in the day. However, our filing was suspended due to an error in entering one of the passwords. This notification of late filing is simply to notify you that we are refiling the Form 10-Q on August 15 with the corrected codes.

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Part IV--Other Information
________________________________________________________________________

     (1)Name and telephone number of person to contact in regard to this
notification:            Robert Early             (915) 691-5790

     (2)Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
If the answer is no, identify report(s).                  [X] Yes  [ ] No

     (3)Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject
report or portion thereof?                                [ ] Yes  [X] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                        WHITEMARK HOMES, INC.

has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date:   August 14, 2001               By: /s/ Robert B. Early
                                          Robert B. Early
                                          Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.
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